Risk Management Activities - Credit Risk - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Risk Management [line items]
Cash and cash equivalents	$ 769.4	$ 524.7	$ 886.8	$ 515.0
Environmental trust funds	98.8	88.1	$ 79.3
Loan advanced – contractor
Disclosure of Financial Risk Management [line items]
Financial assets	68.4
Loan advanced – contractor | Lifetime expected credit losses
Disclosure of Financial Risk Management [line items]
Financial assets	$ 3.9	$ 41.1
Peru
Disclosure of Financial Risk Management [line items]
Percentage of cash receipts on revenue recognition	90.00%
Percentage of cash receipts at the end of quotation period	10.00%
Counter party exposure
Disclosure of Financial Risk Management [line items]
Percentage of maximum investment in financial institutions' equity	2.50%